Document and Entity Information	12 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	GMO TRUST
Central Index Key	0000772129
Amendment Flag	false
Document Creation Date	Feb 25, 2013
Document Effective Date	Feb 25, 2013
Prospectus Date	Jun 30, 2012

GMO TRUST

Supplement dated February 25, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2012

Currency Hedged International Equity Fund

Currency Hedged International Equity Fund is a diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). References in the Prospectus to Currency Hedged International Equity Fund being a non-diversified investment company under the 1940 Act are removed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun 30, 2012
Supplement [Text Block]	gmot7_SupplementTextBlock

GMO TRUST

Supplement dated February 25, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2012

Currency Hedged International Equity Fund

Currency Hedged International Equity Fund is a diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). References in the Prospectus to Currency Hedged International Equity Fund being a non-diversified investment company under the 1940 Act are removed.

GMO Currency Hedged International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot7_SupplementTextBlock

GMO TRUST

Supplement dated February 25, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2012

Currency Hedged International Equity Fund

Currency Hedged International Equity Fund is a diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). References in the Prospectus to Currency Hedged International Equity Fund being a non-diversified investment company under the 1940 Act are removed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun 30, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2013